Investment Properties - Schedule of Investment Properties (Details) R$ in Thousands	12 Months Ended
	Jun. 30, 2026 BRL (R$)	Jun. 30, 2025 BRL (R$)
Schedule of Investment Properties [Line items]
Opening balance	R$ 1,323,834	R$ 1,333,540
Acquisitions	102,531	67,773
Write-offs	(3,005)	(37,580)
Transfers
Transfers between fixed asset x investment properties	(23,081)	(22)
(-) Depreciation / amortization	(41,902)	(35,980)
Effect from conversion	(20,955)	(7,163)
Ending balance	1,337,422	1,323,834
Total cost	1,503,105
Net book balance	1,337,422	1,323,834
Accumulated depreciation	(165,683)
Land – Farms [Member]
Schedule of Investment Properties [Line items]
Opening balance	920,816	939,087
Acquisitions	47,133	86
Write-offs	(1,420)	(12,782)
Transfers
Transfers between fixed asset x investment properties
(-) Depreciation / amortization
Effect from conversion	(16,061)	(5,575)
Ending balance	950,468	920,816
Total cost	950,468
Net book balance	950,468
Accumulated depreciation
Buildings and improvements [Member]
Schedule of Investment Properties [Line items]
Opening balance	129,552	106,373
Acquisitions	2,919	1,563
Write-offs	(953)	(6,412)
Transfers	6,680	32,657
Transfers between fixed asset x investment properties		(33)
(-) Depreciation / amortization	(9,136)	(6,809)
Effect from conversion	(1,459)	(476)
Ending balance	127,603	129,552
Total cost	148,106
Net book balance	127,603
Accumulated depreciation	R$ (20,503)
Buildings and improvements [Member] | Bottom of range [member]
Schedule of Investment Properties [Line items]
Annual depreciation rates (weighted average) - %	4.00%
Buildings and improvements [Member] | Top of range [member]
Schedule of Investment Properties [Line items]
Annual depreciation rates (weighted average) - %	20.00%
Total in operation [Member]
Schedule of Investment Properties [Line items]
Opening balance	R$ 1,278,792	1,276,480
Acquisitions	52,530	2,436
Write-offs	(3,005)	(37,132)
Transfers	40,582	77,362
Transfers between fixed asset x investment properties		(33)
(-) Depreciation / amortization	(41,902)	(35,980)
Effect from conversion	(2,861)	(979)
Ending balance	1,306,616	1,278,792
Total cost	1,472,299
Net book balance	1,306,616
Accumulated depreciation	(165,683)
Construction in progress [Member]
Schedule of Investment Properties [Line items]
Opening balance	45,042	57,060
Acquisitions	50,001	65,337
Write-offs		(448)
Transfers	(40,582)	(77,362)
Transfers between fixed asset x investment properties	(23,081)	11
(-) Depreciation / amortization
Effect from conversion	(20,381)	(7,030)
Ending balance	30,806	45,042
Total cost	30,806
Net book balance	30,806
Accumulated depreciation
Clearances [Member]
Schedule of Investment Properties [Line items]
Opening balance	228,424	231,020
Acquisitions	2,478	787
Write-offs	(632)	(17,938)
Transfers	33,902	44,705
Transfers between fixed asset x investment properties
(-) Depreciation / amortization	(32,766)	(29,171)
Effect from conversion	(574)	(133)
Ending balance	228,545	228,424
Total cost	373,725
Net book balance	228,545
Accumulated depreciation	R$ (145,180)
Clearances [Member] | Bottom of range [member]
Schedule of Investment Properties [Line items]
Annual depreciation rates (weighted average) - %	5.00%
Clearances [Member] | Top of range [member]
Schedule of Investment Properties [Line items]
Annual depreciation rates (weighted average) - %	20.00%
Business combination [Member]
Schedule of Investment Properties [Line items]
Acquisitions		3,266
Business combination [Member] | Land – Farms [Member]
Schedule of Investment Properties [Line items]
Acquisitions
Business combination [Member] | Buildings and improvements [Member]
Schedule of Investment Properties [Line items]
Acquisitions		2,689
Business combination [Member] | Total in operation [Member]
Schedule of Investment Properties [Line items]
Acquisitions		2,689
Business combination [Member] | Construction in progress [Member]
Schedule of Investment Properties [Line items]
Acquisitions		577
Business combination [Member] | Clearances [Member]
Schedule of Investment Properties [Line items]
Acquisitions